First Trust Developed Markets ex-US Small Cap AlphaDEX Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded AlphaDEX ® Fund II
Entity Central Index Key	0001510337
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026